Statement of Financial Position of the Company (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 19, 2019	Dec. 18, 2019
Non-current assets
Total non-current assets	¥ 12,400,235	¥ 12,542,406
Current assets
Amounts due from related parties	10,129	66,923
Prepayments and other current assets	53,509	38,323
Cash and cash equivalents	640,429	1,353,300		¥ 1,494,000
Total current assets	1,015,306	2,107,229
TOTAL ASSETS	13,415,541	14,649,635
Current liabilities
Accrued expenses and other current liabilities	425,940	882,158
Amounts due to related parties	3,283	4,045
Total current liabilities	964,893	1,761,605
Non-current liabilities
Warrant liabilities	385,486	298,192
Total non-current liabilities	4,779,260	4,779,253
Net current assets/(liabilities)	50,413	345,624
Total assets less current liabilities	12,450,648	12,888,030
Net assets	7,671,388	8,108,777
EQUITY
Share capital	91	91
Capital surplus	8,284,694	8,252,143
Reserves	58,294	(3,620)
Accumulated deficit	(881,196)	(375,626)
Total equity	7,671,388	8,108,777	¥ 8,333,341	¥ 8,333,341
Parent
Non-current assets
Investments in subsidiaries	8,349,716	9,304,277
Total non-current assets	8,349,716	9,304,277
Current assets
Amounts due from related parties	105,077	7,381,011
Prepayments and other current assets	2,564	280
Cash and cash equivalents	34,120	6,794
Total current assets	141,761	7,388,085
TOTAL ASSETS	8,491,477	16,692,362
Current liabilities
Accrued expenses and other current liabilities	4,738	4,949
Amounts due to related parties	5,032	8,219,821
Total current liabilities	9,770	8,224,770
Non-current liabilities
Warrant liabilities	385,486	298,192
Total non-current liabilities	385,486	298,192
Net current assets/(liabilities)	131,991	(836,685)
Total assets less current liabilities	8,481,707	8,467,592
Net assets	8,096,221	8,169,400
EQUITY
Share capital	91	91
Capital surplus	8,284,694	8,252,143
Reserves	10,494	(3,748)
Accumulated deficit	(199,058)	(79,086)
Total equity	¥ 8,096,221	¥ 8,169,400	¥ 8,177,732